Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax (Detail) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	$ (1,094.4)		$ (1,041.0)
Deferred income taxes - Asbestos	382.9		356.6
Income Tax Payable Asbestos	21.1		16.8
Net Unfunded AFFA liability, net of tax, Beginning Balance	(667.6)
AICF operating costs paid - non claims-handling	(1.9)		(1.5)	$ (1.7)
Change in claims handling cost estimate	(0.5)		2.1	$ 1.2
Net Unfunded AFFA liability, net of tax, Ending Balance	(690.4)		(667.6)
Asbestos Liability [Member]
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	(1,215.1)		(1,159.7)
Asbestos claims paid	103.1	$ 133.2
AICF claims-handling costs incurred (paid)	1.2
Change in actuarial estimate	(152.1)
Change in claims handling cost estimate	(0.5)
Effect of foreign exchange	(7.1)
Insurance Receivables [Member]
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	57.9		63.8
Change in actuarial estimate	(3.3)
Insurance recoveries	(2.8)
Effect of foreign exchange	0.2
Other Loan Facilities [Member]
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	0.0		(52.4)
Funds repaid to NSW under loan agreement	51.9
Other movements	0.1
Effect of foreign exchange	0.4
Restricted Cash and Investments [Member]
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	65.0		108.9
Asbestos claims paid	(103.1)
Payment received in accordance with AFFA	102.2
AICF claims-handling costs incurred (paid)	(1.2)
AICF operating costs paid - non claims-handling	(1.9)
Insurance recoveries	7.3
Funds repaid to NSW under loan agreement	(51.9)
Other movements	3.7
Effect of foreign exchange	1.0
Other Assets and Liabilities [Member]
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	(2.2)		$ (1.6)
Other movements	(0.6)
Effect of foreign exchange	0.0
Net Unfunded AFFA Liability [Member]
Asbestos Net Liability [Roll Forward]
Payment received in accordance with AFFA	102.2
AICF operating costs paid - non claims-handling	(1.9)
Change in actuarial estimate	(155.4)
Change in claims handling cost estimate	(0.5)
Insurance recoveries	4.5
Other movements	3.2
Effect of foreign exchange	(5.5)
Deferred Tax Assets [Member]
Asbestos Net Liability [Roll Forward]
Impact on deferred income tax due to change in actuarial estimate	47.0
Movement in income tax payable	(21.3)
Other movements	0.0
Effect of foreign exchange	0.6
Income Tax Payable [Member]
Asbestos Net Liability [Roll Forward]
Movement in income tax payable	4.8
Other movements	(0.1)
Effect of foreign exchange	(0.4)
Net Unfunded AFFA Liability, Net of Tax [Member]
Asbestos Net Liability [Roll Forward]
Asbestos claims paid	0.0
Payment received in accordance with AFFA	102.2
AICF claims-handling costs incurred (paid)	0.0
AICF operating costs paid - non claims-handling	(1.9)
Change in actuarial estimate	(155.4)
Change in claims handling cost estimate	(0.5)
Impact on deferred income tax due to change in actuarial estimate	47.0
Insurance recoveries	4.5
Movement in income tax payable	(16.5)
Funds repaid to NSW under loan agreement	0.0
Other movements	3.1
Effect of foreign exchange	$ (5.3)